Derivative Financial Instruments - Schedule of Profile of the Nominal Amount of the Interest Rate Swaps and the Fair Values (Details) - Interest rate Swap - EURIBOR 3M - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value measurement hierarchy of the Group's assets and liabilities
Fair value, Asset	€ 2,172	€ 1,286
Fair value, Liability	(10,499)	(16,231)	€ (11,790)
Between 1 and 2 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount	150,000
Between 2 and 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount	576,703	355,117	€ 555,000
More than 5 years
Fair value measurement hierarchy of the Group's assets and liabilities
Notional amount	€ 141,875	€ 455,625